UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23402

Name of Fund: BlackRock ETF Trust

BlackRock U.S. Equity Factor Rotation ETF

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 07/31/2019

Item 1 –	Report to Stockholders

JULY 31, 2019

2019 ANNUAL REPORT

BlackRock ETF Trust

▶	BlackRock U.S. Equity Factor Rotation ETF | DYNF | NYSE ARCA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended July 31, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as restrained inflation and weak economic growth led the U.S. Federal Reserve (the “Fed”) to stop raising interest rates, which led to broad-based optimism that stimulative monetary policy could help forestall a recession.

After the dust settled, the U.S. equity and bond markets posted mixed returns while weathering significant volatility. Less volatile U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets, international developed, and U.S. small cap — posted relatively flat returns.

Fixed-income securities delivered modest positive returns with relatively low volatility, as interest rates declined (and bond prices rose). Longer-term U.S. Treasury yields declined further than short-term Treasury yields. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment grade and high yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

Volatility also rose in emerging markets, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, particularly in mainland China, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe and ongoing uncertainty about Brexit led to modest performance for European equities.

As equity performance faltered and global economic growth slowed, the Fed shifted to a more patient perspective on the economy in January 2019. The Fed left interest rates unchanged for six months, then lowered interest rates for the first time in 11 years in July 2019. Similarly, the European Central Bank signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world. Hopes continued to remain high thereafter, as the current economic expansion became the longest in U.S. history. Looking ahead, markets are pricing in additional rate cuts by the Fed over the next year, as investors anticipate a steady shift toward more stimulative monetary policy.

We expect a slowing expansion with additional room to run, as opposed to an economic recession. However, escalating trade tensions and the resulting disruptions in global supply chains have become the greatest risk to the global expansion.

We believe U.S. and emerging market equities remain relatively attractive. Within U.S. equities, companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off. For bonds, U.S. Treasuries are likely to help buffer against volatility in risk assets, while income from other types of bonds can continue to offer steady returns.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of July 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.32%	7.99%
U.S. small cap equities (Russell 2000® Index)	5.76	(4.42)
International equities (MSCI Europe, Australasia, Far East Index)	5.64	(2.60)
Emerging market equities (MSCI Emerging Markets Index)	0.44	(2.18)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.23	2.34
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	6.68	11.16
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.23	8.08
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.98	6.93
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.78	6.91
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of July 31, 2019	BlackRock U.S. Equity Factor Rotation ETF

Investment Objective

The BlackRock U.S. Equity Factor Rotation ETF (the “Fund”) seeks to outperform the investment results of the large- and mid-capitalization U.S. equity markets by providing diversified and tactical exposure to style factors via a factor rotation model.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	6.59%
Fund Market	6.63
80% MSCI USA Index / 20% MSCI Minimum Volatility (USD) Index	6.42

For the fiscal period ended 7/31/19, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 3/19/19. The first day of secondary market trading was 3/21/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value 03/19/19	(a)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(b)	Beginning Account Value (02/01/19)	Ending Account Value (07/31/19)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,065.90	$ 0.76		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)	The beginning of the period (commencement of operations) is March 19, 2019.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (134 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	25.4%
Health Care	11.7
Financials	11.3
Industrials	9.4
Consumer Discretionary	9.4
Consumer Staples	8.4
Communication Services	8.3
Utilities	5.1
Real Estate	4.9
Materials	3.2
Energy	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Visa Inc., Class A	2.6%
Mastercard Inc., Class A	2.6
Walt Disney Co. (The)	2.1
Procter & Gamble Co. (The)	1.9
Microsoft Corp.	1.7
AT&T Inc.	1.5
Cisco Systems Inc.	1.3
PepsiCo Inc.	1.1
Intel Corp.	1.1
Apple Inc.	1.1

(a)	Excludes money market funds.

4	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.blackrock.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments July 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 8.3%
Activision Blizzard Inc.	448	$21,836
Alphabet Inc., Class A(a)	75	91,365
Alphabet Inc., Class C, NVS(a)	78	94,901
Altice USA Inc., Class A(a)	325	8,388
AT&T Inc.	9,370	319,048
CBS Corp., Class B, NVS	289	14,886
CenturyLink Inc.	1,450	17,531
Charter Communications Inc., Class A(a)	59	22,737
Comcast Corp., Class A	4,701	202,942
Discovery Inc., Class A(a)	209	6,335
Discovery Inc., Class C, NVS(a)	451	12,736
DISH Network Corp., Class A(a)	228	7,720
Electronic Arts Inc.(a)	40	3,700
Facebook Inc., Class A(a)	930	180,634
Fox Corp., Class A, NVS	260	9,703
Fox Corp., Class B	245	9,114
IAC/InterActiveCorp.(a)	16	3,825
Interpublic Group of Companies Inc. (The)	354	8,114
Liberty Broadband Corp., Class C, NVS(a)	43	4,279
Liberty Global PLC, Class A(a)	51	1,360
Liberty Global PLC, Class C, NVS(a)	95	2,474
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	110	4,332
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	108	4,496
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	182	7,619
Live Nation Entertainment Inc.(a)(b)	231	16,646
Netflix Inc.(a)	10	3,230
News Corp., Class A, NVS	828	10,896
Omnicom Group Inc.	329	26,392
Sirius XM Holdings Inc.	1,768	11,068
Snap Inc., Class A, NVS(a)	353	5,930
Sprint Corp.(a)	1,306	9,573
T-Mobile U.S. Inc.(a)	547	43,612
Take-Two Interactive Software Inc.(a)	37	4,533
TripAdvisor Inc.(a)	90	3,974
Twitter Inc.(a)	101	4,273
Verizon Communications Inc.	1,602	88,543
Viacom Inc., Class B, NVS	602	18,271
Walt Disney Co. (The)	3,062	437,897
Zayo Group Holdings Inc.(a)	432	14,571
Zillow Group Inc., Class C, NVS(a)	104	5,196

		1,764,680

Consumer Discretionary — 9.3%
Advance Auto Parts Inc.	57	8,586
Amazon.com Inc.(a)	2	3,734
Aptiv PLC	59	5,171
Aramark	125	4,524
Autoliv Inc.	68	4,906
AutoZone Inc.(a)	69	77,490
Best Buy Co. Inc.	324	24,796
Booking Holdings Inc.(a)	50	94,331
BorgWarner Inc.	287	10,849
Burlington Stores Inc.(a)	90	16,268
Capri Holdings Ltd.(a)	351	12,492
CarMax Inc.(a)	47	4,125
Carnival Corp.	422	19,931
Chipotle Mexican Grill Inc.(a)	33	26,253
Darden Restaurants Inc.	250	30,390
Dollar General Corp.	271	36,319

Security	Shares	Value

Consumer Discretionary (continued)
Dollar Tree Inc.(a)	195	$19,841
Domino’s Pizza Inc.	13	3,179
DR Horton Inc.	246	11,299
eBay Inc.	191	7,867
Expedia Group Inc.	54	7,168
Ford Motor Co.	5,390	51,367
Gap Inc. (The)	585	11,408
Garmin Ltd.	344	27,035
General Motors Co.	2,117	85,400
Genuine Parts Co.	122	11,849
GrubHub Inc.(a)	67	4,531
H&R Block Inc.	313	8,667
Hanesbrands Inc.	243	3,910
Harley-Davidson Inc.	115	4,115
Hasbro Inc.	125	15,145
Hilton Worldwide Holdings Inc.	41	3,959
Home Depot Inc. (The)	267	57,055
Kohl’s Corp.	234	12,603
L Brands Inc.	186	4,827
Las Vegas Sands Corp.	56	3,385
Lear Corp.	162	20,538
Leggett & Platt Inc.	110	4,397
Lennar Corp., Class A	320	15,222
LKQ Corp.(a)	140	3,770
Lowe’s Companies Inc.	36	3,650
Lululemon Athletica Inc.(a)	247	47,199
Macy’s Inc.	595	13,524
Marriott International Inc./MD, Class A	26	3,616
McDonald’s Corp.	364	76,702
MercadoLibre Inc.(a)	6	3,729
MGM Resorts International	137	4,113
Mohawk Industries Inc.(a)	63	7,855
Newell Brands Inc.	644	9,138
NIKE Inc., Class B	1,774	152,617
Nordstrom Inc.	267	8,840
Norwegian Cruise Line Holdings Ltd.(a)	200	9,888
NVR Inc.(a)	8	26,753
O’Reilly Automotive Inc.(a)	114	43,407
Polaris Industries Inc.	45	4,260
PulteGroup Inc.	306	9,642
PVH Corp.	37	3,290
Qurate Retail Inc.(a)	589	8,328
Ralph Lauren Corp.	68	7,088
Ross Stores Inc.	807	85,566
Royal Caribbean Cruises Ltd.	86	10,005
Starbucks Corp.	2,014	190,706
Tapestry Inc.	137	4,237
Target Corp.	591	51,062
Tesla Inc.(a)(b)	17	4,107
Tiffany & Co.	44	4,132
TJX Companies Inc. (The)	2,922	159,424
Tractor Supply Co.	284	30,902
Ulta Salon Cosmetics & Fragrance Inc.(a)	111	38,767
Under Armour Inc., Class A(a)	88	2,030
Under Armour Inc., Class C, NVS(a)	111	2,258
Vail Resorts Inc.	18	4,437
VF Corp.	468	40,899
Wayfair Inc., Class A(a)	103	13,510
Whirlpool Corp.	84	12,220
Wynn Resorts Ltd.	31	4,032

6	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Discretionary (continued)
Yum! Brands Inc.	891	$100,255

		1,980,890

Consumer Staples — 8.4%
Archer-Daniels-Midland Co.	331	13,597
Brown-Forman Corp., Class B, NVS	460	25,213
Bunge Ltd.	128	7,479
Campbell Soup Co.	388	16,040
Church & Dwight Co. Inc.	641	48,357
Clorox Co. (The)	261	42,439
Coca-Cola Co. (The)	1,842	96,944
Colgate-Palmolive Co.	537	38,524
Conagra Brands Inc.	138	3,984
Constellation Brands Inc., Class A	23	4,527
Costco Wholesale Corp.	328	90,407
Coty Inc., Class A	795	8,673
Estee Lauder Companies Inc. (The), Class A	244	44,942
General Mills Inc.	237	12,587
Hershey Co. (The)	577	87,554
Hormel Foods Corp.	938	38,449
Ingredion Inc.	156	12,057
JM Smucker Co. (The)	264	29,354
Kellogg Co.	461	26,839
Kimberly-Clark Corp.	492	66,740
Kraft Heinz Co. (The)	931	29,801
Kroger Co. (The)	1,432	30,301
Lamb Weston Holdings Inc.	383	25,707
McCormick & Co. Inc./MD, NVS	279	44,233
Molson Coors Brewing Co., Class B	477	25,753
Mondelez International Inc., Class A	2,014	107,729
Monster Beverage Corp.(a)	383	24,692
PepsiCo Inc.	1,807	230,953
Philip Morris International Inc.	337	28,177
Procter & Gamble Co. (The)	3,322	392,129
Sysco Corp.	408	27,977
Tyson Foods Inc., Class A	516	41,022
Walmart Inc.	490	54,086

		1,777,266

Energy — 2.9%
Anadarko Petroleum Corp.	53	3,904
Apache Corp.	129	3,150
Baker Hughes a GE Co.	502	12,746
Cabot Oil & Gas Corp.	600	11,496
Cheniere Energy Inc.(a)	399	25,995
Chevron Corp.	1,339	164,844
Cimarex Energy Co.	133	6,739
Concho Resources Inc.	31	3,028
ConocoPhillips	223	13,175
Continental Resources Inc./OK(a)	89	3,308
Devon Energy Corp.	243	6,561
Diamondback Energy Inc.	103	10,653
EOG Resources Inc.	88	7,555
Halliburton Co.	135	3,105
Helmerich & Payne Inc.	69	3,428
Hess Corp.	61	3,955
HollyFrontier Corp.	245	12,194
Kinder Morgan Inc./DE	1,913	39,446
Marathon Oil Corp.	462	6,500
Marathon Petroleum Corp.	774	43,646
National Oilwell Varco Inc.	148	3,525

Security	Shares	Value

Energy (continued)
Noble Energy Inc.	163	$3,599
Occidental Petroleum Corp.	214	10,991
ONEOK Inc.	570	39,946
Parsley Energy Inc., Class A(a)	265	4,396
Phillips 66	580	59,485
Pioneer Natural Resources Co.	25	3,451
Plains GP Holdings LP, Class A	441	10,654
Schlumberger Ltd.	398	15,908
Targa Resources Corp.	91	3,541
TechnipFMC PLC	166	4,572
Valero Energy Corp.	627	53,452
Williams Companies Inc. (The)	636	15,671

		614,619

Financials — 11.3%
Affiliated Managers Group Inc.	51	4,375
Aflac Inc.	2,789	146,813
AGNC Investment Corp.	2,427	41,599
Alleghany Corp.(a)	10	6,857
Allstate Corp. (The)	480	51,552
Ally Financial Inc.	351	11,551
American Express Co.	31	3,855
American Financial Group Inc./OH	212	21,705
American International Group Inc.	739	41,377
Ameriprise Financial Inc.	346	50,346
Annaly Capital Management Inc.	6,082	58,083
Aon PLC	418	79,107
Arch Capital Group Ltd.(a)	1,151	44,532
Arthur J Gallagher & Co.	487	44,039
Assurant Inc.	43	4,875
Athene Holding Ltd., Class A(a)	173	7,069
AXA Equitable Holdings Inc.	327	7,351
Bank of America Corp.	3,200	98,176
Bank of New York Mellon Corp. (The)	96	4,504
BB&T Corp.	148	7,626
Berkshire Hathaway Inc., Class B(a)	250	51,358
Brighthouse Financial Inc.(a)	175	6,855
Capital One Financial Corp.	281	25,970
Cboe Global Markets Inc.	46	5,028
Charles Schwab Corp. (The)	86	3,717
Cincinnati Financial Corp.	314	33,702
CIT Group Inc.	117	5,914
Citigroup Inc.	1,137	80,909
Citizens Financial Group Inc.	313	11,662
CME Group Inc.	134	26,052
Comerica Inc.	62	4,538
Discover Financial Services	61	5,474
E*TRADE Financial Corp.	93	4,537
East West Bancorp. Inc.	387	18,580
Eaton Vance Corp., NVS	345	15,353
Erie Indemnity Co., Class A, NVS	155	34,529
Everest Re Group Ltd.	164	40,449
FactSet Research Systems Inc.	165	45,755
Fidelity National Financial Inc.	436	18,696
Fifth Third Bancorp.	161	4,780
First Republic Bank/CA	39	3,875
Franklin Resources Inc.	720	23,494
Goldman Sachs Group Inc. (The)	173	38,083
Hartford Financial Services Group Inc. (The)	706	40,687
Huntington Bancshares Inc./OH	321	4,574
Intercontinental Exchange Inc.	99	8,698

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) July 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
Invesco Ltd.	352	$6,755
Jefferies Financial Group Inc.	353	7,530
JPMorgan Chase & Co.	188	21,808
KeyCorp.	240	4,409
KKR & Co. Inc., Class A, NVS	174	4,655
Lincoln National Corp.	186	12,153
Loews Corp.	215	11,511
M&T Bank Corp.	97	15,932
Markel Corp.(a)	24	26,734
MarketAxess Holdings Inc.	160	53,926
Marsh & McLennan Companies Inc.	1,249	123,401
MetLife Inc.	822	40,623
Moody’s Corp.	198	42,439
Morgan Stanley	629	28,028
MSCI Inc.	153	34,768
Nasdaq Inc.	48	4,626
Northern Trust Corp.	41	4,018
People’s United Financial Inc.	313	5,139
PNC Financial Services Group Inc. (The)	34	4,859
Principal Financial Group Inc.	85	4,933
Progressive Corp. (The)	1,983	160,583
Prudential Financial Inc.	328	33,230
Raymond James Financial Inc.	53	4,276
Regions Financial Corp.	506	8,061
Reinsurance Group of America Inc.	27	4,210
RenaissanceRe Holdings Ltd.	214	38,766
S&P Global Inc.	18	4,409
SEI Investments Co.	439	26,160
Signature Bank/New York NY	36	4,589
State Street Corp.	72	4,182
SunTrust Banks Inc.	67	4,462
SVB Financial Group(a)	19	4,407
Synchrony Financial	142	5,095
T Rowe Price Group Inc.	647	73,363
TD Ameritrade Holding Corp.	647	33,062
Torchmark Corp.	239	21,826
Travelers Companies Inc. (The)	335	49,118
U.S. Bancorp.	489	27,946
Unum Group	234	7,476
Voya Financial Inc.	150	8,426
Wells Fargo & Co.	413	19,993
Willis Towers Watson PLC	217	42,363
WR Berkley Corp.	751	52,112
Zions Bancorp. N.A.	111	5,003

		2,400,026

Health Care — 11.7%
Abbott Laboratories	1,882	163,922
AbbVie Inc.	345	22,984
Abiomed Inc.(a)	15	4,178
Agilent Technologies Inc.	569	39,494
Alexion Pharmaceuticals Inc.(a)	105	11,895
Align Technology Inc.(a)	73	15,263
Alkermes PLC(a)	178	4,122
Allergan PLC	371	59,545
Alnylam Pharmaceuticals Inc.(a)	62	4,811
AmerisourceBergen Corp.	113	9,848
Amgen Inc.	589	109,896
Anthem Inc.	193	56,860
Baxter International Inc.	594	49,878
Becton Dickinson and Co.	114	28,819

Security	Shares	Value

Health Care (continued)
BioMarin Pharmaceutical Inc.(a)	168	$13,326
Boston Scientific Corp.(a)	247	10,488
Bristol-Myers Squibb Co.	1,693	75,186
Cardinal Health Inc.	287	13,125
Celgene Corp.(a)	801	73,580
Centene Corp.(a)	252	13,127
Cerner Corp.	101	7,237
Cigna Corp.	219	37,212
Cooper Companies Inc. (The)	64	21,594
CVS Health Corp.	897	50,115
Danaher Corp.	1,125	158,062
DaVita Inc.(a)	131	7,840
Dentsply Sirona Inc.	75	4,084
DexCom Inc.(a)	33	5,177
Edwards Lifesciences Corp.(a)	335	71,305
Elanco Animal Health Inc.(a)	730	24,061
Exact Sciences Corp.(a)	41	4,720
Gilead Sciences Inc.	1,084	71,024
HCA Healthcare Inc.	30	4,005
Henry Schein Inc.(a)	125	8,317
Hologic Inc.(a)	86	4,407
Humana Inc.	64	18,992
IDEXX Laboratories Inc.(a)	15	4,231
Illumina Inc.(a)	117	35,027
Incyte Corp.(a)	90	7,643
Intuitive Surgical Inc.(a)	75	38,963
Ionis Pharmaceuticals Inc.(a)	59	3,886
IQVIA Holdings Inc.(a)	228	36,291
Jazz Pharmaceuticals PLC(a)	205	28,573
Laboratory Corp. of America Holdings(a)	24	4,020
McKesson Corp.	158	21,954
Medtronic PLC	696	70,950
Merck & Co. Inc.	2,741	227,476
Mettler-Toledo International Inc.(a)	57	43,135
Mylan NV(a)	1,397	29,197
Nektar Therapeutics(a)	139	3,956
PerkinElmer Inc.	134	11,540
Perrigo Co. PLC	334	18,039
Pfizer Inc.	4,145	160,992
Quest Diagnostics Inc.	76	7,758
ResMed Inc.	134	17,246
Seattle Genetics Inc.(a)	64	4,845
Steris PLC	117	17,417
Stryker Corp.	184	38,600
Teleflex Inc.	13	4,417
Thermo Fisher Scientific Inc.	469	130,232
UnitedHealth Group Inc.	173	43,079
Universal Health Services Inc., Class B	165	24,892
Varian Medical Systems Inc.(a)	99	11,620
Veeva Systems Inc., Class A(a)	284	47,116
Vertex Pharmaceuticals Inc.(a)	165	27,492
Waters Corp.(a)	75	15,792
WellCare Health Plans Inc.(a)	29	8,330
Zimmer Biomet Holdings Inc.	57	7,702
Zoetis Inc.	341	39,177

		2,470,087

Industrials — 9.4%
3M Co.	11	1,922
Acuity Brands Inc.	29	3,892
Allegion PLC	180	18,637

8	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials (continued)
AMERCO	41	$15,867
American Airlines Group Inc.	325	9,916
AMETEK Inc.	298	26,704
AO Smith Corp.	337	15,317
Arconic Inc.	449	11,243
Boeing Co. (The)	21	7,165
Caterpillar Inc.	135	17,775
CH Robinson Worldwide Inc.	390	32,655
Cintas Corp.	17	4,427
Copart Inc.(a)	574	44,502
CoStar Group Inc.(a)	48	29,539
CSX Corp.	625	44,000
Cummins Inc.	441	72,324
Deere & Co.	257	42,572
Delta Air Lines Inc.	440	26,858
Dover Corp.	44	4,261
Eaton Corp. PLC	487	40,027
Emerson Electric Co.	211	13,690
Equifax Inc.	31	4,312
Expeditors International of Washington Inc.	510	38,938
Fastenal Co.	1,637	50,420
FedEx Corp.	211	35,982
Flowserve Corp.	84	4,203
Fluor Corp.	270	8,778
Fortive Corp.	71	5,400
Fortune Brands Home & Security Inc.	75	4,121
General Dynamics Corp.	25	4,649
General Electric Co.	470	4,912
HD Supply Holdings Inc.(a)	89	3,605
HEICO Corp.	63	8,615
HEICO Corp., Class A	115	12,120
Honeywell International Inc.	971	167,459
Huntington Ingalls Industries Inc.	90	20,547
IDEX Corp.	27	4,542
IHS Markit Ltd.(a)	64	4,123
Illinois Tool Works Inc.	655	101,021
Ingersoll-Rand PLC	357	44,147
Jacobs Engineering Group Inc.	221	18,235
JB Hunt Transport Services Inc.	41	4,197
Johnson Controls International PLC	651	27,628
Kansas City Southern	33	4,083
Knight-Swift Transportation Holdings Inc.	315	11,290
L3Harris Technologies Inc.	177	36,745
Lennox International Inc.	56	14,363
Lockheed Martin Corp.	111	40,201
ManpowerGroup Inc.	110	10,048
Masco Corp.	118	4,811
Middleby Corp. (The)(a)	28	3,763
Nielsen Holdings PLC	176	4,076
Norfolk Southern Corp.	290	55,425
Northrop Grumman Corp.	28	9,676
Old Dominion Freight Line Inc.	27	4,508
Owens Corning	243	14,094
PACCAR Inc.	618	43,347
Parker-Hannifin Corp.	25	4,377
Pentair PLC	125	4,851
Raytheon Co.	104	18,958
Republic Services Inc.	1,063	94,235
Robert Half International Inc.	289	17,458
Rockwell Automation Inc.	266	42,767

Security	Shares	Value

Industrials (continued)
Rollins Inc.	348	$11,668
Roper Technologies Inc.	139	50,547
Sensata Technologies Holding PLC(a)	82	3,889
Snap-on Inc.	50	7,630
Southwest Airlines Co.	319	16,438
Spirit AeroSystems Holdings Inc., Class A	93	7,146
Stanley Black & Decker Inc.	31	4,575
Textron Inc.	81	3,993
TransDigm Group Inc.(a)	70	33,981
TransUnion	56	4,636
Uber Technologies Inc.(a)(b)	80	3,371
Union Pacific Corp.	24	4,319
United Airlines Holdings Inc.(a)	206	18,933
United Parcel Service Inc., Class B	64	7,646
United Rentals Inc.(a)	182	23,032
United Technologies Corp.	212	28,323
Verisk Analytics Inc.	294	44,606
WABCO Holdings Inc.(a)	31	4,105
Wabtec Corp.	122	9,477
Waste Connections Inc.	607	55,067
Waste Management Inc.	1,172	137,124
WW Grainger Inc.	15	4,365
XPO Logistics Inc.(a)	66	4,454
Xylem Inc./NY	52	4,175

		1,993,823

Information Technology — 25.4%
Accenture PLC, Class A	700	134,806
Adobe Inc.(a)	13	3,885
Advanced Micro Devices Inc.(a)	1,203	36,631
Akamai Technologies Inc.(a)	53	4,671
Alliance Data Systems Corp.	74	11,612
Amphenol Corp., Class A	455	42,461
Analog Devices Inc.	465	54,619
ANSYS Inc.(a)	21	4,266
Apple Inc.	1,075	229,018
Applied Materials Inc.	1,078	53,221
Arista Networks Inc.(a)	15	4,102
Arrow Electronics Inc.(a)	154	11,182
Autodesk Inc.(a)	23	3,592
Automatic Data Processing Inc.	444	73,935
Broadcom Inc.	473	137,165
Broadridge Financial Solutions Inc.	221	28,094
Cadence Design Systems Inc.(a)	564	41,685
CDK Global Inc.	184	9,544
CDW Corp./DE	176	20,796
Cisco Systems Inc.	4,898	271,349
Citrix Systems Inc.	152	14,324
Cognex Corp.	92	4,049
Cognizant Technology Solutions Corp., Class A	357	23,255
CommScope Holding Co. Inc.(a)	303	4,327
Corning Inc.	794	24,416
Dell Technologies Inc., Class C(a)	389	22,461
DocuSign Inc.(a)	179	9,258
Dropbox Inc., Class A(a)	182	4,288
DXC Technology Co.	411	22,921
EPAM Systems Inc.(a)	97	18,798
F5 Networks Inc.(a)	144	21,128
Fidelity National Information Services Inc.	435	57,989
Fiserv Inc.(a)	974	102,689
FleetCor Technologies Inc.(a)	59	16,766

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) July 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Flex Ltd.(a)	1,054	$11,752
FLIR Systems Inc.	235	11,670
Fortinet Inc.(a)	178	14,295
Gartner Inc.(a)	24	3,344
Global Payments Inc.	180	30,226
GoDaddy Inc., Class A(a)	51	3,742
Hewlett Packard Enterprise Co.	2,712	38,971
HP Inc.	1,410	29,666
Intel Corp.	4,550	230,003
International Business Machines Corp.	1,399	207,388
Intuit Inc.	230	63,781
IPG Photonics Corp.(a)	31	4,061
Jack Henry & Associates Inc.	338	47,219
Juniper Networks Inc.	585	15,807
Keysight Technologies Inc.(a)	347	31,063
KLA Corp.	307	41,850
Lam Research Corp.	248	51,735
Leidos Holdings Inc.	50	4,105
Marvell Technology Group Ltd.	782	20,535
Mastercard Inc., Class A	1,982	539,639
Maxim Integrated Products Inc.	233	13,791
Microchip Technology Inc.	303	28,609
Micron Technology Inc.(a)	2,186	98,130
Microsoft Corp.	2,589	352,803
MongoDB Inc.(a)(b)	87	12,460
Motorola Solutions Inc.	533	88,457
NetApp Inc.	226	13,219
NVIDIA Corp.	337	56,859
Okta Inc.(a)	228	29,829
ON Semiconductor Corp.(a)	593	12,755
Oracle Corp.	1,772	99,764
Palo Alto Networks Inc.(a)	59	13,366
Paychex Inc.	1,187	98,580
Paycom Software Inc.(a)	116	27,927
PayPal Holdings Inc.(a)	1,343	148,267
PTC Inc.(a)	46	3,118
Qorvo Inc.(a)	180	13,192
QUALCOMM Inc.	1,314	96,132
Sabre Corp.	195	4,584
salesforce.com Inc.(a)	674	104,133
Seagate Technology PLC	355	16,440
ServiceNow Inc.(a)	251	69,625
Skyworks Solutions Inc.	155	13,218
Splunk Inc.(a)	143	19,349
Square Inc., Class A(a)	58	4,664
SS&C Technologies Holdings Inc.	290	13,906
Symantec Corp.	211	4,549
Synopsys Inc.(a)	296	39,297
Tableau Software Inc., Class A(a)	34	5,764
TE Connectivity Ltd.	311	28,736
Texas Instruments Inc.	745	93,132
Total System Services Inc.	37	5,022
Trimble Inc.(a)	93	3,930
Twilio Inc., Class A(a)	206	28,657
VeriSign Inc.(a)	272	57,416
Visa Inc., Class A	3,058	544,324
VMware Inc., Class A	167	29,140
Western Digital Corp.	564	30,394
Western Union Co. (The)	521	10,941
Workday Inc., Class A(a)	213	42,596

Security	Shares	Value

Information Technology (continued)
Xerox Corp.	386	$12,391
Xilinx Inc.	580	66,242
Zebra Technologies Corp., Class A(a)	21	4,429

		5,384,292

Materials — 3.2%
Air Products & Chemicals Inc.	559	127,603
Albemarle Corp.	63	4,596
Amcor PLC(a)	346	3,668
Avery Dennison Corp.	112	12,865
Axalta Coating Systems Ltd.(a)	152	4,504
Ball Corp.	569	40,672
Celanese Corp.	159	17,835
CF Industries Holdings Inc.	97	4,807
Chemours Co. (The)	268	5,111
Corteva Inc.(a)	40	1,180
Crown Holdings Inc.(a)	195	12,482
Dow Inc.(a)	72	3,488
DuPont de Nemours Inc.	60	4,330
Eastman Chemical Co.	136	10,248
Ecolab Inc.	469	94,611
FMC Corp.	53	4,580
Freeport-McMoRan Inc.	1,104	12,210
International Flavors & Fragrances Inc.	84	12,095
International Paper Co.	283	12,427
Linde PLC	19	3,634
LyondellBasell Industries NV, Class A	726	60,759
Martin Marietta Materials Inc.	20	4,955
Mosaic Co. (The)	420	10,580
Newmont Goldcorp Corp.	2,392	87,356
Nucor Corp.	708	38,501
Packaging Corp. of America	129	13,025
PPG Industries Inc.	211	24,769
Sealed Air Corp.	245	10,239
Sherwin-Williams Co. (The)	8	4,104
Steel Dynamics Inc.	277	8,728
Vulcan Materials Co.	33	4,566
Westlake Chemical Corp.	84	5,676
Westrock Co.	323	11,644

		677,848

Real Estate — 4.9%
Alexandria Real Estate Equities Inc.	25	3,659
American Tower Corp.	769	162,736
AvalonBay Communities Inc.	315	65,769
Boston Properties Inc.	30	3,989
Camden Property Trust	237	24,579
CBRE Group Inc., Class A(a)	630	33,396
Crown Castle International Corp.	354	47,174
Digital Realty Trust Inc.	57	6,519
Duke Realty Corp.	210	6,999
Equinix Inc.	19	9,540
Equity LifeStyle Properties Inc.	132	16,401
Equity Residential	521	41,102
Essex Property Trust Inc.	77	23,271
Extra Space Storage Inc.	147	16,521
Federal Realty Investment Trust	32	4,224
HCP Inc.	149	4,758
Host Hotels & Resorts Inc.	3,590	62,430
Invitation Homes Inc.	406	11,153
Iron Mountain Inc.	120	3,529

10	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate (continued)
Jones Lang LaSalle Inc.	184	$26,807
Kimco Realty Corp.	444	8,529
Liberty Property Trust	92	4,812
Macerich Co. (The)	116	3,834
Mid-America Apartment Communities Inc.	129	15,201
National Retail Properties Inc.	526	27,478
Prologis Inc.	470	37,887
Public Storage	394	95,648
Realty Income Corp.	783	54,191
Regency Centers Corp.	53	3,535
SBA Communications Corp.(a)	87	21,351
Simon Property Group Inc.	267	43,307
SL Green Realty Corp.	52	4,216
Sun Communities Inc.	131	17,398
UDR Inc.	733	33,762
Ventas Inc.	201	13,525
VEREIT Inc.	583	5,317
Vornado Realty Trust	65	4,181
Welltower Inc.	587	48,792
Weyerhaeuser Co.	196	4,980
WP Carey Inc.	219	18,952

		1,041,452

Utilities — 5.1%
AES Corp./VA	1,174	19,711
Alliant Energy Corp.	201	9,958
Ameren Corp.	254	19,225
American Electric Power Co. Inc.	774	67,965
American Water Works Co. Inc.	244	28,006
Atmos Energy Corp.	656	71,530
CenterPoint Energy Inc.	130	3,771
CMS Energy Corp.	469	27,305
Consolidated Edison Inc.	737	62,616
Dominion Energy Inc.	442	32,836
DTE Energy Co.	199	25,295
Duke Energy Corp.	1,005	87,154
Edison International	162	12,076
Entergy Corp.	274	28,940
Evergy Inc.	339	20,506
Eversource Energy	463	35,123
Exelon Corp.	2,101	94,671
FirstEnergy Corp.	92	4,045

Security	Shares	Value

Utilities (continued)
NextEra Energy Inc.	323	$66,916
NiSource Inc.	149	4,424
NRG Energy Inc.	121	4,131
OGE Energy Corp.	1,296	55,663
Pinnacle West Capital Corp.	678	61,847
PPL Corp.	533	15,793
Public Service Enterprise Group Inc.	79	4,515
Sempra Energy	54	7,313
Southern Co. (The)	942	52,940
UGI Corp.	74	3,781
Vistra Energy Corp.	399	8,563
WEC Energy Group Inc.	700	59,822
Xcel Energy Inc.	1,398	83,335

		1,079,776

Total Common Stocks — 99.9% (Cost: $19,940,737)		21,184,759

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	17,119	17,127
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	50,000	50,000

		67,127

Total Short-Term Investments — 0.3% (Cost: $67,125)		67,127

Total Investments In Securities — 100.2% (Cost: $20,007,862)		21,251,886

Other Assets, Less Liabilities — (0.2)%		(37,684)

Net Assets — 100.0%		$21,214,202

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/19/19	(a)	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		17,119	17,119	$17,127	$18	(c)	$(1)	$2
BlackRock Cash Funds: Treasury, SL Agency Shares	—		50,000	50,000	50,000	302		—	—

					$67,127	$320		$(1)	$2

(a)	The Fund commenced operations on March 19, 2019.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) July 31, 2019	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$21,184,759	$—	$—	$21,184,759
Money Market Funds	67,127	—	—	67,127

	$21,251,886	$—	$—	$21,251,886

See notes to financial statements.

12	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities

July 31, 2019

BlackRock U.S. Equity Factor Rotation ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$21,184,759
Affiliated(c)	67,127
Cash	276
Receivables:
Investments sold	83,939
Securities lending income — Affiliated	14
Dividends	19,019

Total assets	21,355,134

LIABILITIES
Collateral on securities loaned, at value	17,127
Payables:
Investments purchased	120,252
Investment advisory fees	3,553

Total liabilities	140,932

NET ASSETS	$21,214,202

NET ASSETS CONSIST OF:
Paid-in capital	$20,000,000
Accumulated earnings	1,214,202

NET ASSETS	$21,214,202

Shares outstanding	800,000

Net asset value	$26.52

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$16,876
(b) Investments, at cost — Unaffiliated	$19,940,737
(c) Investments, at cost — Affiliated	$67,125

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Statement of Operations

Period Ended July 31, 2019

BlackRock U.S. Equity Factor Rotation ETF	(a)

INVESTMENT INCOME
Dividends — Unaffiliated	$146,392
Dividends — Affiliated	302
Securities lending income — Affiliated — net	18
Foreign taxes withheld	(4)

Total investment income	146,708

EXPENSES
Investment advisory fees	22,696

Total expenses	22,696
Less:
Investment advisory fees waived	(7,565)

Total expenses after fees waived	15,131

Net investment income	131,577

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(63,284)
Investments — Affiliated	(1)

Net realized loss	(63,285)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,244,022
Investments — Affiliated	2

Net change in unrealized appreciation (depreciation)	1,244,024

Net realized and unrealized gain	1,180,739

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,312,316

(a)	For the period from March 19, 2019 (commencement of operations) to July 31, 2019.

See notes to financial statements.

14	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Changes in Net Assets

BlackRock U.S. Equity Factor Rotation ETF
Period From 03/19/19 to 07/31/19	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$131,577
Net realized loss	(63,285)
Net change in unrealized appreciation (depreciation)	1,244,024

Net increase in net assets resulting from operations	1,312,316

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(98,114)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,000,000

NET ASSETS
Total increase in net assets	21,214,202
Beginning of period	—

End of period	$21,214,202

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Financial Highlights

(For a share outstanding throughout each period)

BlackRock U.S. Equity Factor Rotation ETF
Period From
03/19/19	(a)
to 07/31/19

Net asset value, beginning of period	$25.00

Net investment income(b)	0.16
Net realized and unrealized gain(c)	1.48

Net increase from investment operations	1.64

Distributions(d)
From net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$26.52

Total Return
Based on net asset value	6.59	%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)

Total expenses after fees waived	0.20	%(f)

Net investment income	1.74%

Supplemental Data
Net assets, end of period (000)	$21,214

Portfolio turnover rate(g)	42	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock ETF Trust (“BlackRock ETF” or, the “Trust”) was organized as a Delaware statutory trust on October 31, 2018 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of July 31, 2019, BlackRock U.S. Equity Factor Rotation ETF is the only investment series or portfolio of the Trust.

These financial statements relate only to the following fund (“U.S. Equity Factor Rotation” or, the “Fund”):

BlackRock ETF	Diversification Classification
U.S. Equity Factor Rotation(a)	Non-diversified

(a)	The Fund commenced operations on March 19, 2019.

The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements  (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of July 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA, the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of July 31, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

18	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of July 31, 2019:

	Market Value of	Cash Collateral		Non-Cash Collateral
BlackRock ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
U.S. Equity Factor Rotation
BNP Paribas Securities Corp.	$3,963	$3,963		$—	$—
BofA Securities, Inc.	242	242		—	—
Citigroup Global Markets Inc.	12,460	12,460		—	—
Credit Suisse AG Dublin Branch	211	211		—	—

	$16,876	$16,876		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock.

Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust).

For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.30%
Over $1 billion, up to and including $3 billion	0.28
Over $3 billion, up to and including $5 billion	0.27
Over $5 billion, up to and including $10 billion	0.26
Over $10 billion	0.25

Expense Waivers: BFA has voluntarily agreed to waive its management fee payable by the Fund to limit the annual management fee paid by the Fund to 0.20%. BFA may also from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

For the year ended July 31, 2019, BFA voluntarily waived its investment advisory fee for the Fund in the amount of $7,565.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending.

The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by BFA or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (continued)

Pursuant to the current securities lending agreement, the Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the period ended July 31, 2019, the Fund paid BTC $3 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the period ended July 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

BlackRock ETF	Purchases	Sales
U.S. Equity Factor Rotation	$8,758,574	$8,647,379

For the year ended July 31, 2019, in-kind transactions were as follows:

	In-kind	In-kind
BlackRock ETF	Purchases	Sales
U.S. Equity Factor Rotation	$19,899,652	$—

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

Period Ended
BlackRock ETF	07/31/19
U.S. Equity Factor Rotation
Ordinary income	$98,114

As of July 31, 2019, the tax components of accumulated net earnings (losses) were as follows:

		Non-expiring
	Undistributed	Capital Loss		Net Unrealized
BlackRock ETF	Ordinary Income	Carryforwards	(a)	Gains (Losses)	(b)	Total
U.S. Equity Factor Rotation	$ 33,463	$ (11,052)		$ 1,191,791		$1,214,202

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

20	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of July 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
BlackRock ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
U.S. Equity Factor Rotation	$20,060,095	$1,413,072	$(221,281)	$1,191,791

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended
	07/31/19

BlackRock ETF	Shares	Amount

U.S. Equity Factor Rotation
Shares sold	800,000	$20,000,000

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The Fund may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock ETF Trust and Shareholders of BlackRock U.S. Equity Factor Rotation ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock U.S. Equity Factor Rotation ETF (the “Fund”) as of July 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 19, 2019 (commencement of operations) through July 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations, changes in net assets, and the financial highlights for the period March 19, 2019 (commencement of operations) through July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 24, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	23

Important Tax Information  (unaudited)

For corporate shareholders, the percentage of ordinary income distributions paid during the fiscal year ended July 31, 2019 that qualified for the dividends-received deduction were as follows:

BlackRock ETF	Dividends-Received Deduction
U.S. Equity Factor Rotation	93.76%

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2019:

BlackRock ETF	Qualified Dividend Income
U.S. Equity Factor Rotation	$128,626

24	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

BlackRock ETF Trust

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met in person on February 20-21, 2019 (the “Organizational Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock U.S. Equity Factor Rotation ETF (the “Fund”), a series of the Trust, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the Organizational Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Organizational Meeting, the Board reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective, compliance with investment restrictions, and tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology;

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	25

Board Review and Approval of Investment Advisory Contract  (continued)

commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

The Board also considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund, as applicable. In particular, BlackRock and its affiliates will provide the Fund with certain administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Fund’s administrator, custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; and (vii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board considered the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments, and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rate compared with those of its Expense Peers, noting that the Agreement provides for a unitary fee structure that includes advisory and administration services. Under the unitary fee structure, the Fund pays a single fee to the Manager and the Manager will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses. The contractual advisory fee rate does not take into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual advisory fee rate, to those of its Expense Peers. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts, exchange-traded funds, mutual funds and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that the Fund’s contractual advisory fee rate ranked in the first quartile, and that the estimated actual advisory fee rate and the estimated total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board noted that BlackRock has voluntarily agreed to waive a portion of the advisory fee payable by the Fund.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand

26	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other exchange-traded-fund sponsors. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Agreement.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices that it had received at prior Board meetings.

Conclusion

The Board, including all the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	27

Supplemental Information   (unaudited)

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at www.blackrock.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

BlackRock U.S. Equity Factor Rotation ETF

Period Covered: March 21, 2019 through June 30, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	36	51.42%
At NAV	10	14.29
Less than 0.0% and Greater than –0.5%	24	34.29

	70	100.00%

28	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Mark Stalnecker 1951	Chair of the Board and Trustee (Since 2019)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	38 RICs consisting of 182 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	38 RICs consisting of 182 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2019)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017.	38 RICs consisting of 182 Portfolios	None
Collette Chilton 1958	Trustee (Since 2019)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	38 RICs consisting of 182 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2019)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	38 RICs consisting of 182 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President — Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	38 RICs consisting of 182 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	29

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert M. Hernandez 1944	Trustee (Since 2019)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	38 RICs consisting of 182 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	38 RICs consisting of 182 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)
Cynthia A. Montgomery 1952	Trustee (Since 2019)	Professor, Harvard Business School since 1989.	38 RICs consisting of 182 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	38 RICs consisting of 182 Portfolios	None
Joseph P. Platt 1947	Trustee (Since 2019)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	38 RICs consisting of 182 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

30	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2019)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	38 RICs consisting of 182 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2019)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	38 RICs consisting of 182 Portfolios	None
(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

Interested Trustees (a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Trustee (since 2019)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	125 RICs consisting of 293 Portfolios	None
John M. Perlowski(c) 1964	Trustee and President (Since 2019) and Chief Executive Officer (since 2019)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	126 RICs consisting of 294 Portfolios	None
(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(c)	Mr. Perlowski is also a board member of the BlackRock Credit Strategies Fund.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	31

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (since 2019)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews 1966	Chief Financial Officer (since 2019)	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (since 2019)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (since 2019)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
John MacKessy 1972	Anti-Money Laundering Compliance Officer (since 2019)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.
Benjamin Archibald 1975	Secretary (since 2019)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

Boston, MA, 02111

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

32	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

General Information

Householding

The Fund will mail only one copy of its shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A D D I T I O N A L I N F O R M A T I O N	33

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

34	2 0 1 9 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

iS-AR-716-0719

Item 2 –	Code of Ethics -- The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Robert M. Hernandez
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock U.S. Equity Factor Rotation ETF	$12,000	N/A	$5,000	N/A	$3,800	N/A	$0	N/A

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0

(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Equity Factor Rotation ETF	$8,800	N/A

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: October 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: October 4, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: October 4, 2019